Issued Capital (Details) - USD ($)	Jul. 31, 2024	Jul. 17, 2024	Nov. 30, 2023	Oct. 24, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 16, 2023
Issued Capital [Line Items]
Number of outstanding shares (in Shares)								21,486,202
Fractional shares (in Shares)								2,148,501
Issue of convertible note (in Dollars)					$ 68,862,716	$ 68,844,716	$ 68,792,216
Interest percentage	6.00%			12.00%
Conversion price per share (in Dollars per share)	$ 1.25	$ 1.3	$ 1.42	$ 1.42
Conversion percentage				19.99%
Warrants exercised (in Dollars)		$ 525,000
Warrant term		2 years
Exercise warrant holder percentage		19.99%
Convertible shares (in Shares)		403,846
Montague Capital Pty Ltd [Member]
Issued Capital [Line Items]
Interest percentage		6.00%
Conversion price per share (in Dollars per share)		$ 1.25
Working capital (in Dollars)		$ 350,000
Maturing period		2 years
Equity interest percentage		19.99%
Warrant percentage		150.00%
Warrants exercised (in Dollars)		$ 525,000
Warrant term		2 years
Warrant exercised price per share (in Dollars per share)		$ 1.3
Exercise warrant holder percentage		19.99%
Convertible Note [Member]
Issued Capital [Line Items]
Issue of convertible note (in Dollars)				$ 15,000,000
NSI Note [Member]
Issued Capital [Line Items]
Issue of convertible note (in Dollars)				$ 15,000,000